Snow Capital Small Cap Value Fund
Schedule of Investments
November 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.57%
Air Freight & Logistics - 0.57%
Atlas Air Worldwide Holdings, Inc. (a)	1,486	$82,934
Airlines - 3.45%
JetBlue Airways Corp. (a)	33,025	498,347
Auto Components - 3.55%
Modine Manufacturing Co. (a)	46,960	512,803
Banks - 22.98%
BankUnited, Inc.	16,821	479,567
First Commonwealth Financial Corp.	28,292	273,584
First Horizon National Corp.	51,631	630,931
FNB Corp.	59,306	523,672
OFG Bancorp (b)	14,954	250,480
TCF Financial Corp.	18,806	631,881
Umpqua Holdings Corp.	37,786	524,848
		3,314,963
Capital Markets - 0.57%
Affiliated Managers Group, Inc.	950	82,764
Commercial Services & Supplies - 2.62%
ACCO Brands Corp.	49,416	378,527
Electrical Equipment - 0.82%
nVent Electric PLC (b)	5,126	117,898
Electronic Equipment, Instruments & Components - 0.60%
II-VI, Inc. (a)	1,288	87,133
Entertainment - 4.27%
Cinemark Holdings, Inc.	17,709	273,604
Lions Gate Entertainment Corp. - Class A (a)(b)	35,205	342,897
		616,501
Food Products - 1.49%
Pilgrim's Pride Corp. (a)	11,354	214,477
Health Care Equipment & Supplies - 1.46%
Integra LifeSciences Holdings Corp. (a)	3,836	209,944
Health Care Providers & Services - 2.17%
AMN Healthcare Services, Inc. (a)	4,813	313,615
Hotels, Restaurants & Leisure - 4.98%
Bloomin' Brands, Inc.	12,332	215,810
Brinker International, Inc.	1,587	79,525
Dave & Buster's Entertainment, Inc.	8,765	221,931
Norwegian Cruise Line Holdings Ltd. (a)(b)	8,712	199,243
		716,509
Household Durables - 1.48%
Taylor Morrison Home Corp. (a)	8,458	213,818
Insurance - 11.44%
American Equity Investment Life Holding Co.	5,507	144,724
Argo Group International Holdings Ltd. (b)	9,313	364,976
CNO Financial Group, Inc.	30,920	657,978
Lincoln National Corp.	10,238	483,438
		1,651,116
Metals & Mining - 6.25%
B2Gold Corp. (b)	39,337	219,500
Century Aluminum Co. (a)	13,485	136,873
Commercial Metals Co.	23,495	467,785
Gold Resource Corp.	26,070	77,689
		901,847
Oil, Gas & Consumable Fuels - 5.29%
Cabot Oil & Gas Corp.	2,970	52,034
Cimarex Energy Co.	9,962	358,134
Delek US Holdings, Inc. (a)	26,589	353,368
		763,536
Paper & Forest Products - 1.21%
Domtar Corp.	5,802	174,640
Semiconductors & Semiconductor Equipment - 0.82%
Diodes, Inc. (a)	1,736	117,979
Software - 3.13%
J2 Global, Inc. (a)	5,035	451,186
Specialty Retail - 4.66%
American Eagle Outfitters, Inc.	23,207	417,493
Urban Outfitters, Inc. (a)	9,325	255,319
		672,812
Technology Hardware, Storage & Peripherals - 6.28%
NCR Corp. (a)	15,880	439,400
Super Micro Computer, Inc. (a)	16,560	467,157
		906,557
Textiles, Apparel & Luxury Goods - 0.39%
Skechers U.S.A., Inc. - Class A (a)	1,685	56,397
Trading Companies & Distributors - 4.09%
WESCO International, Inc. (a)	9,020	588,284
TOTAL COMMON STOCKS (Cost $11,957,533)		13,644,587

MONEY MARKET FUND - 4.48%
Fidelity Investment Money Market Funds - Government Portfolio, Institutional Class, 0.010% (c)	647,120	647,120
TOTAL MONEY MARKET FUND (Cost $647,120)		647,120

Total Investments (Cost $12,604,653) - 99.05%		14,291,707
Other Assets in Excess of Liabilities - 0.95%		137,338
TOTAL NET ASSETS - 100.00%		$14,429,045

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Seven day yield as of November 30, 2020.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Snow Capital Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks (1)	$13,644,587	$-	$-	$13,644,587
Money Market Funds	647,120	-	-	647,120
Total Assets	$14,291,707	$-	$-	$14,291,707

Snow Capital Long/Short Opportunity Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks (1)	$72,247,097	$-	$-	$72,247,097
Purchased Options	1,150		-	1,150
Exchange-Traded Funds	790,474	-	-	$790,474
Real Estate Investment Trusts	1,051,040	-	-	1,051,040
Money Market Funds	10,472,329	-	-	10,472,329
Total Assets	$84,562,090	$-	$-	$84,562,090
Liabilities:
Securities Sold Short (2)	$(7,158,642)	$-	$-	$(7,158,642)
Written Options	$(618,309)	$(68,588)	$-	$(686,897)
Total Liabilities	$(7,776,951)	$(68,588)	$-	$(7,845,539)

(1) See the Schedules of Investments for industry classifications.
(2) See the Schedule of Securities Sold Short for industry classifications.